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February 9, 2005	BEIJING BRUSSELS FRANKFURT HONG KONG LONDON MOSCOW PARIS SINGAPORE SYDNEY TOKYO TORONTO

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, D.C. 20459

RE:	Wright Express Corporation

Registration Statement on Form S-1 (File No. 333-120679)

Ladies and Gentlemen:

On behalf of Wright Express Corporation, a Delaware corporation (the “Company”), and pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the rules and regulations promulgated thereunder, we hereby submit for filing, via direct electronic transmission, Amendment No. 4 (“Amendment No. 4”) to the above-referenced Registration Statement (the “Registration Statement”), relating to the proposed initial public offering of common stock, par value $0.01, of the Company.

The Company is filing this Amendment No. 4 to the Registration Statement for the purpose of filing Exhibits 1.1, 3.1, 3.2, 4.2, 5.1, 10.1, 10.3, 10.5, 10.6, 10.7, 10.8 and 10.9 to the Registration Statement. This Amendment No. 4 does not modify any provision of the Prospectus constituting Part I of the Registration Statement of Items 13, 14, 15 or 17 of Part II of the Registration Statement. Accordingly, such Prospectus and Items 13, 14, 15 and 17 have not been included herein.

Please call Gregory A. Fernicola at (212) 735-2918 or the undersigned at (212) 735-2103 if you have any questions concerning the enclosed material or desire further information or clarification in connection therewith.

Yours truly,

/s/    Nanda Monteiro